Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 01, 2025	Aug. 02, 2024	Jul. 28, 2023	Jul. 29, 2022	Jul. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (“PEO”) and non-PEO named executive officers (the “Non-PEO NEOs”) and certain aspects of the financial performance of the Company. The Compensation Committee has not historically and does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.
Pay Versus Performance Table
Year(1)	Summary Compensation Table Total for PEO(2)(7)	Summary Compensation Table Total for Former PEO(2)(7)	Compensation Actually Paid to PEO(3)	Compensation Actually Paid to Former PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(7)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:(4)		GAAP Net Income ($mil.)	Adjusted EBITDA(6) ($mil.)
							Cracker Barrel Total Shareholder Return	Peer Group Total Shareholder Return(5)
FY2025	$6,362,615	—	$8,008,930	—	$1,664,873	$2,133,764	$65	$223	$46.4	$227.8
FY2024	$6,683,711	$8,031,417	$4,666,545	$2,541,766	$1,808,547	$667,303	$45	$213	$40.9	$211.6
FY2023	—	$8,271,679	—	$6,097,940	$2,324,897	$1,996,219	$95	$150	$99.1	$252.3
FY2022	—	$6,964,276	—	$2,980,818	$1,207,463	$820,067	$92	$121	$131.9	$264.8
FY2021	—	$7,581,053	—	$9,767,161	$1,086,754	$1,126,540	$125	$142	$254.5	$271.4

(1)
Julie Masino has been the PEO since she succeeded the former PEO, Sandra Cochran, on November 1, 2023, during Fiscal Year 2024. Ms. Cochran served as the PEO for Fiscal Years 2021 – 2023 and part of Fiscal Year 2024 until she retired on November 1, 2023. Our Non-PEO NEOs for the applicable fiscal years were as follows:

•
FY2025: Craig Pommells, Richard Wolfson, Cammie Spillyards-Schaefer, and Laura Daily

•
FY2024: Craig Pommells, Donna Roberts, Richard Wolfson, and Laura Daily

•
FY2023: Craig Pommells, Cammie Spillyards-Schaefer, Laura Daily, and Richard Wolfson

•
FY2022: Douglas Couvillion, Craig Pommells, Richard Wolfson, Jennifer Tate, and Laura Daily

•
FY2021: Douglas Couvillion, Jennifer Tate, Richard Wolfson, Michael Hackney, and Jill Golder

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our current PEO, Ms. Masino, (ii) our former PEO, Ms. Cochran, and (iii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.

(3)
Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our current PEO, Ms. Masino, former PEO, Ms. Cochran, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.
	Fiscal Year 2025		Fiscal Year 2024			Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO (Masino)	Average Non-PEO NEOs	PEO (Masino)	PEO (Cochran)	Average Non-PEO NEOs	PEO (Cochran)	Average Non-PEO NEOs	PEO (Cochran)	Average Non-PEO NEOs	PEO (Cochran)	Average Non-PEO NEOs
Summary Compensation Table Total	$6,362,615	$1,664,873	$6,683,711	$8,031,417	$1,808,547	$8,271,679	$2,324,897	$6,964,276	$1,207,463	$7,581,053	$1,086,754
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$3,810,907	$679,443	$4,049,864	$4,699,975	$874,442	$4,985,393	$1,492,391	$4,878,994	$674,621	$4,481,208	$395,210
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$4,130,694	$654,480	$2,032,698	$2,380,843	$468,286	$2,828,906	$1,149,961	$2,957,590	$416,251	$5,296,857	$492,645
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$1,335,064	$478,156	$0	$(2,291,687)	$(673,518)	$(67,220)	$(7,090)	$(2,127,771)	$(182,339)	$1,020,327	$82,385
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0	$15,854	$0	$41,473	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$(8,537)	$15,697	$0	$(878,832)	$(61,569)	$49,968	$4,988	$65,717	$11,841	$350,132	$21,032
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year (including equity forfeited)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$161,065
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$8,008,930	$2,133,764	$4,666,545	$2,541,766	$667,303	$6,097,940	$1,996,219	$2,980,818	$820,067	$9,767,161	$1,126,540
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(4)
Total Shareholder Return (TSR) is calculated based on a fixed investment of $100 in our common stock. TSR is cumulative for the measurement periods beginning on July 31, 2020 and ending on each of our 2021, 2022, 2023, 2024, and 2025 fiscal year ends, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Peer Group” represents the S&P 400 Restaurants Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(6)
For 2025, we changed our company-selected measure from adjusted operating income to adjusted EBITDA. See the discussion under Compensation Discussion and Analysis — 2025 Compensation Programs. Adjusted EBITDA as calculated for purposes of our Annual Bonus Plan is reported as the company-selected measure but may not have been the most important measure for prior periods and the company-selected measure may be a different measure in future years. Adjusted EBITDA is a non-GAAP financial measure. For a definition of adjusted EBITDA and a reconciliation of this non-GAAP financial measure to the most comparable GAAP financial measure, see Appendix B.

(7)
Dividend equivalents which were or will be paid to NEOs upon vesting of LTPP awards, time-based RSU grants, or other time-based RSA grants that vested or were unvested as of the end of each fiscal year end are included in the Summary Compensation Table; see footnote 2 of the All Other Compensation table for an explanation.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Julie Masino has been the PEO since she succeeded the former PEO, Sandra Cochran, on November 1, 2023, during Fiscal Year 2024. Ms. Cochran served as the PEO for Fiscal Years 2021 – 2023 and part of Fiscal Year 2024 until she retired on November 1, 2023. Our Non-PEO NEOs for the applicable fiscal years were as follows:
•
FY2025: Craig Pommells, Richard Wolfson, Cammie Spillyards-Schaefer, and Laura Daily
•
FY2024: Craig Pommells, Donna Roberts, Richard Wolfson, and Laura Daily
•
FY2023: Craig Pommells, Cammie Spillyards-Schaefer, Laura Daily, and Richard Wolfson

•
FY2022: Douglas Couvillion, Craig Pommells, Richard Wolfson, Jennifer Tate, and Laura Daily

•
FY2021: Douglas Couvillion, Jennifer Tate, Richard Wolfson, Michael Hackney, and Jill Golder

Peer Group Issuers, Footnote	(5) “Peer Group” represents the S&P 400 Restaurants Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our current PEO, Ms. Masino, (ii) our former PEO, Ms. Cochran, and (iii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.

(3)
Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our current PEO, Ms. Masino, former PEO, Ms. Cochran, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.
	Fiscal Year 2025		Fiscal Year 2024			Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO (Masino)	Average Non-PEO NEOs	PEO (Masino)	PEO (Cochran)	Average Non-PEO NEOs	PEO (Cochran)	Average Non-PEO NEOs	PEO (Cochran)	Average Non-PEO NEOs	PEO (Cochran)	Average Non-PEO NEOs
Summary Compensation Table Total	$6,362,615	$1,664,873	$6,683,711	$8,031,417	$1,808,547	$8,271,679	$2,324,897	$6,964,276	$1,207,463	$7,581,053	$1,086,754
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$3,810,907	$679,443	$4,049,864	$4,699,975	$874,442	$4,985,393	$1,492,391	$4,878,994	$674,621	$4,481,208	$395,210
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$4,130,694	$654,480	$2,032,698	$2,380,843	$468,286	$2,828,906	$1,149,961	$2,957,590	$416,251	$5,296,857	$492,645
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$1,335,064	$478,156	$0	$(2,291,687)	$(673,518)	$(67,220)	$(7,090)	$(2,127,771)	$(182,339)	$1,020,327	$82,385
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0	$15,854	$0	$41,473	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$(8,537)	$15,697	$0	$(878,832)	$(61,569)	$49,968	$4,988	$65,717	$11,841	$350,132	$21,032
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year (including equity forfeited)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$161,065
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$8,008,930	$2,133,764	$4,666,545	$2,541,766	$667,303	$6,097,940	$1,996,219	$2,980,818	$820,067	$9,767,161	$1,126,540
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount	$ 1,664,873	$ 1,808,547	$ 2,324,897	$ 1,207,463	$ 1,086,754
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,133,764	667,303	1,996,219	820,067	1,126,540
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our current PEO, Ms. Masino, (ii) our former PEO, Ms. Cochran, and (iii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.

(3)
Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our current PEO, Ms. Masino, former PEO, Ms. Cochran, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.
	Fiscal Year 2025		Fiscal Year 2024			Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO (Masino)	Average Non-PEO NEOs	PEO (Masino)	PEO (Cochran)	Average Non-PEO NEOs	PEO (Cochran)	Average Non-PEO NEOs	PEO (Cochran)	Average Non-PEO NEOs	PEO (Cochran)	Average Non-PEO NEOs
Summary Compensation Table Total	$6,362,615	$1,664,873	$6,683,711	$8,031,417	$1,808,547	$8,271,679	$2,324,897	$6,964,276	$1,207,463	$7,581,053	$1,086,754
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$3,810,907	$679,443	$4,049,864	$4,699,975	$874,442	$4,985,393	$1,492,391	$4,878,994	$674,621	$4,481,208	$395,210
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$4,130,694	$654,480	$2,032,698	$2,380,843	$468,286	$2,828,906	$1,149,961	$2,957,590	$416,251	$5,296,857	$492,645
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$1,335,064	$478,156	$0	$(2,291,687)	$(673,518)	$(67,220)	$(7,090)	$(2,127,771)	$(182,339)	$1,020,327	$82,385
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0	$15,854	$0	$41,473	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$(8,537)	$15,697	$0	$(878,832)	$(61,569)	$49,968	$4,988	$65,717	$11,841	$350,132	$21,032
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year (including equity forfeited)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$161,065
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$8,008,930	$2,133,764	$4,666,545	$2,541,766	$667,303	$6,097,940	$1,996,219	$2,980,818	$820,067	$9,767,161	$1,126,540
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP.   The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for Fiscal 2025. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.
Adjusted EBITDA (CSM)
Adjusted Operating Income
Total Shareholder Return

Total Shareholder Return Amount	$ 65	45	95	92	125
Peer Group Total Shareholder Return Amount	223	213	150	121	142
Net Income (Loss)	$ 46,400,000	$ 40,900,000	$ 99,100,000	$ 131,900,000	$ 254,500,000
Company Selected Measure Amount	227,800,000	211,600,000	252,300,000	264,800,000	271,400,000
PEO Name	Julie Masino
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
For 2025, we changed our company-selected measure from adjusted operating income to adjusted EBITDA. See the discussion under Compensation Discussion and Analysis — 2025 Compensation Programs. Adjusted EBITDA as calculated for purposes of our Annual Bonus Plan is reported as the company-selected measure but may not have been the most important measure for prior periods and the company-selected measure may be a different measure in future years. Adjusted EBITDA is a non-GAAP financial measure. For a definition of adjusted EBITDA and a reconciliation of this non-GAAP financial measure to the most comparable GAAP financial measure, see Appendix B.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Ms. Masino [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,362,615	$ 6,683,711
PEO Actually Paid Compensation Amount	8,008,930	4,666,545
Ms. Cochran [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		8,031,417	8,271,679	6,964,276	7,581,053
PEO Actually Paid Compensation Amount		2,541,766	6,097,940	2,980,818	9,767,161
PEO | Ms. Masino [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Ms. Masino [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Ms. Masino [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,810,907)	(4,049,864)
PEO | Ms. Masino [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,130,694	2,032,698
PEO | Ms. Masino [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,335,064	0
PEO | Ms. Masino [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Ms. Masino [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,537)	0
PEO | Ms. Masino [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Ms. Masino [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Ms. Cochran [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Ms. Cochran [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Ms. Cochran [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,699,975)	(4,985,393)	(4,878,994)	(4,481,208)
PEO | Ms. Cochran [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,380,843	2,828,906	2,957,590	5,296,857
PEO | Ms. Cochran [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,291,687)	(67,220)	(2,127,771)	1,020,327
PEO | Ms. Cochran [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Ms. Cochran [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(878,832)	49,968	65,717	350,132
PEO | Ms. Cochran [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Ms. Cochran [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(679,443)	(874,442)	(1,492,391)	(674,621)	(395,210)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	654,480	468,286	1,149,961	416,251	492,645
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,156	(673,518)	(7,090)	(182,339)	82,385
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	15,854	41,473	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,697	(61,569)	4,988	11,841	21,032
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(161,065)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0